Operating Income	6 Months Ended
Jun. 30, 2019
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Operating Income

Note 10: Operating Income

The operating income is broken down as follows:

	Six months ended June 30
(thousands of euros)	2019	2018
Revenues	—	—
Research tax credit	5,973	5,653
Subsidies	—	191
Other operating income	1,089	1,439

Total operating income	7,062	7,283

As of June 30, 2019 and June 30, 2018, other operating income is mainly composed by the portion of the upfront fee and milestones agreed under the contract with Nestlé Health Science, which are deferred over the performance obligation, using the same methods as those described in Note 3.12 to the consolidated financial statements for the year ended December 31, 2018.